CONDENSED BALANCE SHEETS (Parent Company) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash, cash equivalents and restricted cash	$ 270.3	$ 102.4
Property and equipment, net	3.1	1.0
Intangible assets	0.6	0.0
Other assets	2.5	1.4
Total assets	414.3	153.8
Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)
Trade payables	0.7	1.5
Total liabilities	116.6	52.1
Carrying Value	480.2	180.8
Stockholders' equity (deficit):
Common stock, $0.00001 par value, 42,000,000 shares and 52,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 11,602,708 shares and 11,784,765 shares issued and 10,983,684 shares and 11,271,228 shares outstanding as of December 31, 2018 and 2019, respectively	0.0	0.0
Additional paid-in capital	15.7	10.7
Accumulated deficit	(198.3)	(89.8)
Total stockholders' equity (deficit)	(182.5)	(79.1)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	414.3	153.8
Parent Company
Assets
Cash, cash equivalents and restricted cash	239.7	76.4
Intercompany receivable	22.2	10.4
Property and equipment, net	1.9	0.5
Intangible assets	0.6	0.0
Other assets	1.7	1.2
Investment in subsidiaries	61.9	35.4
Total assets	328.0	123.9
Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)
Trade payables	0.2	1.3
Intercompany payable	15.1	8.5
Other liabilities	10.7	6.2
Total liabilities	26.0	16.0
Carrying Value	480.2	180.8
Stockholders' equity (deficit):
Common stock, $0.00001 par value, 42,000,000 shares and 52,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 11,602,708 shares and 11,784,765 shares issued and 10,983,684 shares and 11,271,228 shares outstanding as of December 31, 2018 and 2019, respectively	0.0	0.0
Additional paid-in capital	3.9	0.7
Accumulated deficit	(182.1)	(73.6)
Total stockholders' equity (deficit)	(178.2)	(72.9)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 328.0	$ 123.9